Business Combination	3 Months Ended
Mar. 31, 2022
Business Combinations [Abstract]
Business Combination
Note 3. Business Combination
As discussed in Note 1, on February 4, 2022, the Company completed the Business Combination with Legacy Fast Radius through the Merger, with Legacy Fast Radius surviving the Merger as a wholly-owned subsidiary of the Company. Upon the consummation of the Business Combination, each share of Legacy Fast Radius common stock issued and outstanding was canceled and converted into the right to receive 2.056 shares of Common Stock.
Upon the closing of the Business Combination, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 351,000,000 shares, of which 350,000,000 shares were designated Common Stock, $0.0001 par value per share, and 1,000,000 shares designated preferred stock, $0.0001 par value per share.
Each option to purchase Legacy Fast Radius common stock that was outstanding immediately prior to the Business Combination, whether vested or unvested, was converted into an option to purchase a number of shares of Common Stock equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Legacy Fast Radius common stock subject to such Legacy Fast Radius option and (ii) approximately 2.3, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such Legacy Fast Radius option, divided by (B) approximately 2.3.
Each unvested restricted stock unit awarded by Legacy Fast Radius that was outstanding immediately prior to the Business Combination was converted into an award of restricted stock units to acquire a number shares of Common Stock equal to the product (rounded down to the nearest whole number) of (1) the number of shares of Legacy Fast Radius common stock subject to the Legacy Fast Radius restricted stock unit award and (2) approximately 2.3.
The aggregate merger consideration also included an amount equal to 10,000,000 shares of common stock (the “Merger Earn Out Shares”) which are subject to the satisfaction of certain price targets set forth in the Merger Agreement during the earn out period, which price targets are based upon (i) the daily volume-weighted average sale price of shares of Common Stock quoted on NASDAQ, or the exchange on which the shares of Common Stock are then traded, for any 20 trading days within any 30 consecutive trading day period within the earn out period or (ii) the per share consideration received in connection with the occurrence of certain change of control events of the Company specified in the Merger Agreement (any such event, an “Acquiror Sale”). The Merger Earn Out Shares will be issuable in two equal tranches of 5,000,000 shares of Common Stock at the time that the Common Stock reaches a value, as calculated above, of $15.00 and $20.00, respectively.
Furthermore, the Merger Agreement provides that 10% of the shares of Common Stock held by ENNV Holdings, LLC (the “Sponsor” and such shares, the “Sponsor Earn Out Shares”) are subject to vesting upon the satisfaction of certain price targets set forth in the Sponsor Support Agreement during the earn out period, which price targets will be based upon (i) the daily volume-weighted average sale price of shares of Common Stock quoted on NASDAQ, or the exchange on which the shares of Common Stock are then traded, for any 20 trading days within any 30 consecutive trading day period within the earn out period or (ii) the per share consideration received in connection with an Acquiror Sale. The Sponsor Earn Out Shares will vest in two equal tranches of 407,000 shares of Common Stock at the time that the Common Stock reaches a value, as calculated above, of $15.00 and $20.00, respectively.
If, during the earn out period, there is an Acquiror Sale that will result in the holders of Common Stock receiving a per share price (based on the value of the cash, securities or in-kind
consideration being delivered in respect of
such Common Stock, as determined in good faith by the Board) equal to or in excess of the applicable stock price level set forth above, then immediately prior to the consummation of such Acquiror Sale, the Legacy Fast Radius equity holders entitled to Merger Earn Out Shares and the Sponsor Earnout Shares shall be eligible to participate in such Acquiror Sale. If, during the earn out period, there is an Acquiror Sale that will result in the holders of Common Stock receiving a per share price (based on the value of the cash, securities or in-kind
consideration being delivered in respect of such common stock, as determined in good faith by the Board) that is less than the applicable stock price level set forth above, then no Merger Earn Out Shares shall be issuable and no Sponsor Earn Out Shares shall become vested in connection with or following completion of such Acquiror Sale. In the event of an Acquiror Sale, including where the consideration payable is other than a specified price per share, for purposes of determining whether the applicable stock price levels set forth above have been achieved, the price paid per share of Common Stock will be calculated on a basis that takes into account the number of Sponsor Earn Out Shares that will vest and the number of Merger Earn Out Shares that will vest (i.e., the ultimate price per share payable to all holders of Common Stock will be the same price per share used to calculate the number of Sponsor Earn Out Shares and Merger Earn Out Shares that vest). The Sponsor will have all of the rights of a holder of Common Stock with respect to the unvested Sponsor Earn Out Shares, except that the Sponsor will not be entitled to consideration in connection with any sale or other transaction and the Sponsor Earn Out Shares cannot be sold, redeemed, assigned, pledged, hypothecated, encumbered or otherwise disposed of prior to vesting.
As the Merger Earn Out Shares and Sponsor Earn Out Shares are not puttable by the holders thereof, the underlying shares are not redeemable outside of the Company’s control, and the Merger Earn Out Shares and Sponsor Earn Out Shares are settled through the issuance (in the case of the Merger Earn Out Shares) or through the vesting (in the case of the Sponsor Earn Out Shares) a fixed number of shares, the Merger Earn Out Shares and Sponsor Earn Out Shares are not a liability within the scope of ASC 480, Distinguishing Liabilities from Equity. Further, although the Merger Earn Out Shares and Sponsor Earn Out Shares meet the definition of a derivative, they qualify for the equity-scope exception to derivative accounting because they meet the criteria for equity indexation and equity classification under ASC
815-40,
Contracts in Entity’s Own Equity. Note that if an Acquiror Sale occurs as a result of a cash offer, the calculation of the share price used to determine if the applicable stock price level set forth above has been achieved would include the Merger Earn Out Shares and Sponsor Earn Out Shares. Lastly, the Merger Earn Out Shares and Sponsor Earn Out Shares are indexed to the Company’s own stock, as there are no other events that would accelerate the vesting of such shares other than the share price being in excess of the applicable stock price levels set forth above or an Acquiror Sale.
The Merger Earn Out Shares are reflected in the condensed consolidated financial statements similar to a dividend since this arrangement was entered into with all the common shareholders of Legacy Fast Radius, which is considered the acquirer for accounting purposes.
In connection with the execution of the Merger Agreement, the Company entered into separate subscription agreements (the “Subscription Agreements”) with certain investors (each a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and the Company agreed to sell to the Subscribers, an aggregate of 7,500,000 shares of Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $75 million in the PIPE investment. The PIPE investment closed concurrently with the closing of the Business Combination.
Upon the closing of the Business Combination, ENNV had outstanding 8,624,972 Public Warrants and 6,891,667 Private Warrants which were listed on the Nasdaq Capital Market under the symbol “ENNVW.” Upon the closing of the Business Combination, they became listed on the Nasdaq Global Select Market under the symbol “FSRDW.” The Warrants remain subject to the same terms and conditions as prior to the Business Combination.
Also immediately prior to the closing of the Business Combination, the Legacy Fast Radius convertible notes (the “Convertible Notes”) and Legacy Fast Radius warrants (the “Legacy Fast Radius Warrants”) were converted into common shares of Legacy Fast Radius in accordance with their contractual terms. Upon completion of the
Business Combination, the outstanding principal and unpaid accrued interest due on the Legacy Fast Radius Convertible Notes were converted into an aggregate of 2.0 million shares of Common Stock, and the converted notes were no longer outstanding, and ceased to exist. Upon completion of the Business Combination, the Legacy Fast Radius Warrants were converted into 2.2 million shares of Common Stock.
Upon consummation of the Business Combination and the closing of the PIPE, the most significant change in Legacy Fast Radius’ financial position and results of operations was a total net increase in cash and cash equivalents of approximately $73 million, which reflected the gross proceeds received less repayments of certain indebtedness, transaction costs and other related fees and expenses such as directors & officers’ insurance and certain assumed liabilities from ENNV.
The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, ENNV was treated as the “acquired” company for financial reporting purposes. See Note 1 for further details. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Fast Radius issuing stock for the net assets of ENNV, accompanied by a recapitalization. The net assets of ENNV are stated at historical cost, with no goodwill or other intangible assets recorded.
The following table reconciles the elements of the Business Combination to the unaudited
condensed consolidated statements of stockholders’ equity (deficit) and cash flows for the three months ended March 31, 2022:

(in thousands)
Cash - ENNV trust and cash, net of redemptions	$30,844
Cash - PIPE financing	75,000
Non-cash Convertible Note conversion	17,655
Non-cash Legacy Fast Radius warrant conversion	1,020
Liabilities paid on behalf of or assumed from ENNV	(10,361)
Fair value of assumed common stock warrants	(5,847)
Transaction costs recorded in equity	(11,606)

Net impact on total stockholders’ equity	96,705
Transaction costs not yet paid or paid in the prior year	6,565
Non-cash Convertible Note conversion	(17,655)
Non-cash Legacy Fast Radius warrant conversion	(1,020)
Liabilities paid on behalf of ENNV and classified as operating cash flows or assumed from ENNV and not yet paid	5,808
Non-cash fair value of assumed common stock warrants	5,847

Net impact on net cash provided by financing activities	$96,250